Financial risk management	12 Months Ended
Dec. 31, 2019
Financial risk management
Financial risk management

27.   Financial risk management

Ferroglobe operates in an international and cyclical industry which exposes it to a variety of financial risks such as currency risk, liquidity risk, interest rate risk, credit risk and risks relating to the price of finished goods, raw materials and power.

The Company’s management model aims to minimize the potential adverse impact of such risks upon the Company’s financial performance. Risk is managed by the Company’s executive management, supported by the Risk Management, Treasury and Finance functions. The risk management process includes identifying and evaluating financial risks in conjunction with the Company’s operations and quantifying them by project, region and subsidiary. Management provides written policies for global risk management, as well as for specific areas such as foreign currency risk, credit risk, interest rate risk, liquidity risk, the use of hedging instruments and derivatives, and investment of surplus liquidity.

The financial risks to which the Company is exposed in carrying out its business activities are as follows:

a) Market risk

Market risk is the risk that the Company’s future cash flows or the fair value of its financial instruments will fluctuate because of changes in market prices. The primary market risks to which the Company is exposed comprise foreign currency risk, interest rate risk and risks related to prices of finished goods, raw materials and power.

Foreign currency risk

Ferroglobe generates sales revenue and incurs operating costs in various currencies. The prices of finished goods are to a large extent determined in international markets, primarily in US dollars and Euros. Foreign currency risk is partly mitigated by the generation of sales revenue, the purchase of raw materials and other operating costs being denominated in the same currencies. Although it has done so on occasions in the past, and may decide to do so in the future, the Company does not generally enter into foreign currency derivatives in relation to its operating cash flows. At December 31, 2019, and December 31, 2018, the Company was not party to any foreign currency forward contracts.

In February 2017, the Company completed a restructuring of its finances which included the issue of $350,000 thousand of senior unsecured Notes due 2022 (see Note 18) and the repayment of certain existing indebtedness denominated in a number of currencies across its subsidiaries. The Company is exposed to foreign exchange risk as the interest and principal of the Notes is payable in US dollars, whereas its operations principally generate a combination of US dollar and Euro cash flows. Following approval by the Board, the Company entered into a cross currency interest rate swap to exchange 55% of the principal and interest payments in US dollars for principal and interest payments in Euros (see Note 19). The Company has designated a proportion of the cross currency swap as a cash flow hedge (see Note 19), with the remainder accounted for at fair value through profit or loss.

Interest rate risk

Ferroglobe is exposed to interest rate risk in respect of its financial liabilities that bear interest at floating rates. These primarily comprise credit facilities (see Note 16).

During the year ended December 31, 2019 and 2018, the Company did not enter into any interest rate derivatives in relation to its interest bearing credit facilities. At December 31, 2019, the Company had drawn down $62,835 thousand under its credit facilities (2018: $135,919).

b) Credit risk

Credit risk refers to the risk that a customer or counterparty will default on its contractual obligations resulting in financial loss. The Company’s main credit risk exposure related to financial assets is set out in Note 10 and includes trade receivables, other receivables and other financial assets.

Trade receivables consist of a large number of customers, spread across diverse industries and geographical areas. The Company has established policies, procedures and controls relating to customer credit risk management. Ongoing credit evaluation is performed on the financial condition of accounts receivable and, where appropriate, the Company insures its trade receivables with reputable credit insurance companies.

Since August 2017, the Company has operated an accounts receivable securitization program (see Note 10).

c) Liquidity risk

The purpose of the Company’s liquidity and financing policy is to ensure that the Company keeps sufficient funds available to meet its financial obligations as they fall due. The Company’s main sources of financing are as follows:

•

$350,000 thousand aggregate principal amount of 9.375% senior unsecured notes due March 1, 2022 (the “Notes”). The proceeds from the Notes, issued by Ferroglobe and Globe (together, the “Issuers”) on February 15, 2017, were primarily used to repay certain existing indebtedness of the Parent Company and its subsidiaries. Interest is payable semi-annually on March 1 and September 1 of each year. If Ferroglobe experiences a change of control, the Company is required to offer to redeem the Notes at 101% of their principal amount (further information below).

•

$150,000 thousand Accounts Receivables Securitization Program. Trade receivables held by the Company’s subsidiaries in Spain and France are sold to a special purpose “designated activity company” domiciled and incorporated in Ireland (the “SPE”). Eligible receivables are sold to the SPE on an on-going basis at an agreed upon purchase price of approximately 98% (2018: 99%) of their invoiced amount. The program has a two-year term until December 10, 2021. In respect of trade receivables outstanding at December 31, 2019 the SPE had provided upfront cash consideration of approximately $58,339 thousand (2018: $227,360 thousand).

•

$100,000 thousand North-American asset-based, revolving credit facility. Loans under the ABL Revolver may be borrowed, repaid and reborrowed at any time until the facility’s expiration date. The legal final maturity date of the ABL Revolver is October 11, 2024. The terms of the facility provide a spring forward provision which requires the ABL Revolver to be repaid on the date which is three months prior to the maturity date of the senior unsecured Notes (March 1, 2022), which would currently imply a facility repayment date of December 1, 2021. At December 31, 2019 $58,049 thousand was utilized.

The Indenture governing the Notes includes change of control provisions that would require the Company to offer to redeem the outstanding Notes at a purchase price in cash equal to 101% of the principal amount of the Notes, plus any accrued and unpaid interest in the event of a change of control.  A change in control is defined in the indenture as the occurrence of any of the following:

1.

If the Company becomes aware, that any person or group, other than one of the Permitted Holders (which is defined as Grupo Villar Mir (GVM), Alan Kestenbaum or members of senior management) or affiliates of those Permitted Holders, directly or indirectly controls 35% or more of the Company’s voting stock and the aggregate voting stock of the Permitted Holders is the same or a lesser percentage;

2.	If the Company sells or otherwise disposes of all or substantially all of its assets;
3.	If the Company ceases to hold directly or indirectly 100% of the capital stock of Globe; or
4.	If the shareholders or the Company or the U.S. subsidiary approve the liquidation or dissolution of either the Company or Globe.

GVM currently owns approximately 54% of the Company’s voting stock, and a significant majority of GVM’s shares in the Company are pledged as collateral for GVM’s obligations to certain of its lenders. A change of control may occur if a person other than a Permitted Holder were to acquire 35% or more of the Company’s outstanding shares at a time when the Permitted Holders held an equal or lesser percentage. While GVM maintains its current shareholding, a change of control cannot occur. Based on the provisions cited above, a change of control as defined in the Indenture is unlikely to occur but the matter it is beyond the Company’s control. If a change of control were to occur, the company may not have sufficient financial resources available to satisfy all of its obligations.

Management has evaluated the potential impact from the coronavirus outbreak on the Company results of operations and liquidity finding difficult to develop a reliable estimate of the potential impact on the results of operations and cash flow at this time, but the downside scenario analysis supports an expectation that the Company will have cash headroom to continue to operate throughout the following twelve months (see Note 3).

Quantitative information

i.	Interest rate risk:

At December 31, the Company’s interest-bearing financial liabilities were as follows:

	2019
	Fixed rate	Floating rate	Total
	US$'000	US$'000	US$'000
Bank borrowings	—	158,999	158,999
Obligations under lease agreements	—	25,872	25,872
Debt instruments	354,951	—	354,951
Other financial liabilities (*)	56,939	—	56,939
	411,890	184,871	596,761

(*)  Other financial liabilities comprise loans from government agencies and exclude derivative financial instruments (see Note 19).

	2018
	Fixed rate	Floating rate	Total
	US$'000	US$'000	US$'000
Bank borrowings	—	141,012	141,012
Obligations under finance leases	—	66,471	66,471
Debt instruments	352,594	—	352,594
Other financial liabilities (*)	61,849	—	61,849
	414,443	207,483	621,926

(*)  Other financial liabilities comprise loans from government agencies and exclude derivative financial instruments (see Note 19).

In respect of the above financial liabilities, at December 31, 2019, the Company had no floating to fixed interest rate swaps in place covering its exposure to floating interest rates (2018: 31%).

Analysis of sensitivity to interest rates

At December 31, 2019, an increase of 1% in interest rates would have given rise to additional borrowing costs of $2,232 thousand (2018: $1,425 thousand).

ii.	Foreign currency risk:

Notes and cross currency swap

The Parent Company is exposed to exchange rate fluctuations as it has a Euro functional currency and future commitments to pay interest and principal in US dollars in respect of its outstanding debt instruments of $150,000 thousand (see Note 18). To manage this foreign currency risk, the Parent Company has entered into a cross currency swap and designated a portion of this as an effective cash flow hedge of the future interest and principal amounts due on its debt instruments. As discussed in Note 19, the notional amount of the cross currency swap exceeds the principal amount of the Parent Company’s debt instruments by $42,500 thousand and therefore a portion of the cross currency swap is not designated as a hedge and is accounted for at fair value through profit or loss. The Company has performed a sensitivity analysis that indicates that if the Euro was to strengthen (weaken) against the US Dollar by 10% it would record a loss (gain) of $4,724 thousand in respect of the portion of the cross currency swap accounted for at fair value through profit or loss (2018: $4,615 thousand).

In March, 2020, the Company closed out the cross currency swap (see note 30).

Foreign currency swaps in relation to trade receivables and trade payables

At December 31, 2019 and 2018, the Company has no foreign currency swaps in place in respect of foreign currency accounts receivable and accounts payable.

iii.	Liquidity risk:

The table below summarizes the maturity profile of the Company’s financial liabilities at December 31, 2019, based on contractual undiscounted payments. The table includes both interest and principal cash flows. The cash flows for debt instruments assume that principal of the Notes is repaid at maturity in March 2022 (see Note 18).

	2019
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	23,743	163,154	—	—	186,897
Leases	10,161	7,356	10,213	911	28,641
Debt instruments	32,813	32,813	366,406	—	432,032
Financial loans from government agencies	27,311	10,527	15,992	9,513	63,343
Derivative financial instruments	2,049	2,049	(4,911)	—	(813)
Payables to related parties	4,830	—	—	—	4,830
Payable to non-current asset suppliers	7,283	182	—	—	7,465
Contingent consideration	1,626	5,006	18,170	8,916	33,718
Trade and other payables	189,229	—	—	—	189,229
	299,045	221,087	405,870	19,340	945,342

	2018
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	8,191	—	132,821	—	141,012
Finance leases	12,999	13,817	39,655	—	66,471
Debt instruments	32,813	32,813	399,219	—	464,845
Financial loans from government agencies	58,758	6,996	1,822	507	68,083
Derivative financial instruments	(491)	(939)	7,559	—	6,129
Payables to related parties	11,128	—	—	—	11,128
Payable to non-current asset suppliers	11,648	99	—	—	11,747
Contingent consideration	3,103	6,193	18,530	12,758	40,584
Trade and other payables	256,823	—	—	—	256,823
	394,972	58,979	599,606	13,265	1,066,822

The amounts disclosed in the table above for derivative financial instruments are the net undiscounted cash flows. The following table shows the gross inflows and outflows and the corresponding reconciliation of those amounts to the net carrying value of the derivatives.

	2019
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Inflows	18,047	18,047	201,523	—	237,617
Outflows	(15,998)	(15,998)	(206,434)	—	(238,430)
Net cash flow	2,049	2,049	(4,911)	—	(813)

Discounted at the applicable interbank rates	1,859	1,437	(12,896)	—	(9,600)

	2018
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Inflows	18,047	18,047	219,570	—	255,664
Outflows	(17,556)	(17,108)	(227,129)	—	(261,793)
Net cash flow	491	939	(7,559)	—	(6,129)

Discounted at the applicable interbank rates	82	52	(23,597)	—	(23,463)

Changes in liabilities arising from financing activities

The changes in liabilities arising from financing activities during the year ended December 31, 2019 and 2018 were as follows:

	January 1, 2019	Changes from financing cash flows	Effect of changes in foreign exchange rates	Changes in fair values	Change in scope of consolidation	Other changes	December 31, 2019
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	141,012	(98,989)	(1,485)	—	112,226	6,235	158,999
Obligations under finance leases	66,471	(55,352)	(1,895)	—	—	16,648	25,872
Debt instruments	352,594	—	—	—	—	2,357	354,951
Financial loans from government agencies (Note 19)	61,849	—	(1,147)	—	—	(3,763)	56,939
Derivative financial instruments (Note 19)	23,463	—	(532)	(12,770)	—	(561)	9,600
Total liabilities from financing activities	645,389	(154,341)	(5,059)	(12,770)	112,226	20,916	606,361
Dividends paid		—
Proceeds from stock option exercises		—
Other amounts paid due to financing activities		(26,631)
Payments to acquire or redeem own shares		—
Net cash (used) by financing activities		(180,972)

	January 1, 2018	Changes from financing cash flows	Effect of changes in foreign exchange rates	Changes in fair values	Change in scope of consolidation	Other changes	December 31, 2018
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	1,003	140,781	(772)	—	—	—	141,012
Obligations under finance leases	82,633	(12,948)	(3,214)	—	—	—	66,471
Debt instruments	350,270	—	—	—	—	2,324	352,594
Financial loans from government agencies (Note 19)	99,391	(33,096)	(4,446)	—	—	—	61,849
Derivative financial instruments (Note 19)	38,040	—	(1,677)	(12,841)	—	(59)	23,463
Total liabilities from financing activities	571,337	94,737	(10,109)	(12,841)	—	2,265	645,389
Dividends paid		(20,642)
Proceeds from stock option exercises		240
Other amounts paid due to financing activities		(932)
Payments to acquire or redeem own shares		(20,100)
Net cash provided by financing activities		53,303